Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary equity possible redemption	1,186,952	1,186,952
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,000,000	4,000,000	4,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 18.00	$ 18.00
Jet Token, Inc. [Member]
Preferred stock, par value	$ 0.0000001	$ 0.0000001	$ 0.0000001
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0000001	$ 0.0000001	$ 0.0000001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	78,353,333	78,353,333	78,353,333
Common stock, shares outstanding	78,353,333	78,353,333	78,353,333
Common Class A [Member]
Temporary equity possible redemption		1,186,952	11,500,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	115,000	115,000	115,000
Common stock, shares outstanding	115,000	115,000	115,000
Common stock redemption shares	1,186,952	1,186,952	11,500,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	2,875,000	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000	2,875,000
Series Seed Preferred Stock [Member] | Jet Token, Inc. [Member]
Preferred stock, par value	$ 0.0000001	$ 0.0000001	$ 0.0000001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	683,333	683,333	983,333
Preferred stock, shares outstanding	683,333	683,333	983,333
Common stock, shares authorized	300,000,000	300,000,000
Series CF Non-voting Preferred Stock [Member] | Jet Token, Inc. [Member]
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	18,813,002	18,813,002	18,826,385
Preferred stock, shares outstanding	18,813,002	18,813,002	18,826,385
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member]
Common stock, par value	$ 0.0000001	$ 0.0000001	$ 0.0000001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	48,221,393	46,089,886	42,169,330
Common stock, shares outstanding	48,221,393	46,089,886	42,169,330